Operating segments (Tables)	6 Months Ended
Jun. 30, 2026
Operating segments
Schedule of information about reportable segments

Information about reportable segments

						Corporate
					Inter-group	and other
		South		E&E	eliminations	reconciling
For the 6 months ended June 30, 2026	Blanket	Africa	Bilboes	projects	adjustments	amounts	Total
Revenue	138,921	—	3,426	—	—	—	142,347
Inter-segmental revenue	—	4,638	—	—	(4,638)	—	—
Royalty	(9,292)	—	(233)	—	—	—	(9,525)
Production costs
Salaries and wages	(18,032)	—	(823)	—	—	—	(18,855)
Salaries and wages - BETS	(3,160)	—	—	—	—	—	(3,160)
Consumable materials	(14,905)	(4,403)	(531)	—	4,457	—	(15,382)
Electricity costs	(10,425)	—	(287)	—	—	—	(10,712)
Safety	(800)	—	—	—	—	—	(800)
Share-based payment expense	(111)	—	(6)	—	—	—	(117)
On mine administration	(2,765)	—	(804)	—	—	(16)	(3,585)
Security	(882)	—	—	—	—	—	(882)
Pre-feasibility exploration costs	(29)	—	—	—	—	—	(29)
Depreciation	(8,523)	—	(13)	—	519	—	(8,017)
Other income	98	—	—	—	(28)	28	98
Other expenses(1)	(1,934)	(90)	(85)	—	—	(67)	(2,176)
Administrative expenses
Investor relations	(97)	—	—	—	—	(203)	(300)
Audit fee	(167)	(17)	8	(6)	—	(90)	(272)
Advisory services fees	(64)	(129)	(608)	1	16	(3,346)	(4,130)
Services	—	748	—	—	2	(750)	—
Listing fees	—	—	—	—	—	(245)	(245)
Directors fees – Group	—	—	—	—	—	(440)	(440)
Directors fees – Blanket	(50)	—	—	—	—	—	(50)
Employee costs	(686)	(1,357)	—	—	—	(1,533)	(3,576)
Employee costs – settlements - Group	—	(78)	—	—	—	—	(78)
Employee costs – bonuses - Group	115	(214)	—	—	—	489	390
Other office administration cost	(773)	(63)	—	—	—	(59)	(895)
Information technology and communication cost	(126)	(187)	—	—	2	(56)	(367)
Management liability insurance	—	—	—	—	—	(22)	(22)
Travel costs	(109)	(33)	—	—	2	(498)	(638)
Management fee	(1,151)	1,151	—	—	—	—	—
Cash-settled share-based expense	—	—	—	—	61	(169)	(108)
Equity-settled share-based expense	—	—	—	—	56	(468)	(412)
Net foreign exchange (loss) gain	(1,572)	71	(77)	—	(82)	(213)	(1,873)
Fair value loss on derivative liabilities	—	—	—	—	—	15,496	15,496
Finance income	—	449	—	—	(3,658)	4,439	1,230
Finance cost	(517)	(12)	(645)	(289)	3,580	(7,075)	(4,958)
Profit (loss) before tax	62,964	474	(678)	(294)	289	5,202	67,957
Tax expense	(18,632)	(170)	(16)	—	94	(300)	(19,024)
Profit (loss) after tax	44,332	304	(694)	(294)	383	4,902	48,933
(1)	Other expenses include corporate and social responsibility of $854 as per note 11.

26Operating segments (continued)

Information about reportable segments (continued)

						Corporate
					Inter-group	and other
		South		E&E	eliminations	reconciling
As at June 30, 2026	Blanket	Africa	Bilboes	projects	adjustments	amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	85,977	2,509	—	2,267	(42)	135,751	226,462
Non-current (excluding intercompany)	217,742	993	—	114,688	(5,117)	7,706	336,012
Additions on property, plant and equipment (note 18)	13,025	(45)	2,729	—	(172)	2,056	17,593
Additions on evaluation and exploration assets (note 17)	—	—	—	2,502	—	—	2,502
Reallocation Bilboes sulphide	—	—	79,130	(79,130)	—	—	—
Intercompany balances	67,741	27,522	5,314	—	(231,526)	130,949	—
Segment liabilities:
Current (excluding intercompany)	(29,047)	(1,801)	—	(2,260)	—	(6,389)	(39,497)
Non-current (excluding intercompany)	(68,284)	(121)	—	(3,991)	115	(127,093)	(199,374)
Intercompany balances	(10,975)	(42,323)	—	(97,028)	231,526	(81,200)	—

26Operating segments (continued)

Information about reportable segments (continued)

						Corporate
					Inter-group	and other
		South		E&E	eliminations	reconciling
For the 6 months ended June 30, 2025	Blanket	Africa	Bilboes	projects	adjustments	amounts	Total
Revenue	119,179	—	2,308	—	—	—	121,487
Inter-segmental revenue	—	10,639	—	—	(10,639)	—	—
Royalty	(6,140)	—	(138)	—	—	—	(6,278)
Production costs
Salaries and wages	(17,294)	—	(682)	—	—	—	(17,976)
Salaries and wages - BETS	(200)	—	—	—	—	—	(200)
Consumable materials	(12,914)	(9,889)	(468)	—	9,107	—	(14,164)
Electricity costs	(8,324)	—	(163)	—	—	—	(8,487)
Safety	(630)	—	—	—	—	—	(630)
Share-based payment expense	(1,493)	—	(38)	—	760	—	(771)
On mine administration	(1,693)	(54)	(443)	—	(809)	(13)	(3,012)
Security	(831)	—	—	—	—	—	(831)
Solar operations and maintenance services	(428)	—	—	—	—	—	(428)
Write down of inventory	—	—	—	—	—	—	—
Pre-feasibility exploration costs	(77)	—	—	—	—	—	(77)
Depreciation	(8,322)	(83)	(13)	—	562	(45)	(7,901)
Other income	141	—	—	—	—	—	141
Other expenses(1)	(1,883)	—	(50)	—	—	(13)	(1,946)
Administrative expenses
Investor relations	(116)	—	—	—	—	(254)	(370)
Audit fee	(49)	(16)	—	(5)	—	(149)	(219)
Advisory services fees	(131)	(48)	—	—	3	(727)	(903)
Services	—	700	—	—	(2)	(698)	—
Listing fees	—	—	—	—	—	(217)	(217)
Directors fees – Group	—	—	—	—	—	(403)	(403)
Directors fees – Blanket	(31)	—	—	—	—	—	(31)
Employee costs	(559)	(1,158)	—	—	—	(1,484)	(3,201)
Employee costs – settlements - Group	—	(1,111)	—	—	—	—	(1,111)
Employee costs – bonuses - Group	(150)	(482)	—	—	—	(501)	(1,133)
Other office administration cost	(133)	(99)	(40)	—	—	(127)	(399)
Information technology and communication cost	(8)	(72)	—	—	3	—	(77)
Management liability insurance	—	—	—	—	—	(375)	(375)
Travel costs	(87)	(127)	—	—	3	(311)	(522)
Management fee	(1,351)	1,351	—	—	—	—	—
Cash-settled share-based expense	—	—	—	—	—	(443)	(443)
Equity-settled share-based expense	—	—	—	—	—	(82)	(82)
Net foreign exchange (loss) gain	(1,732)	419	(38)	—	(63)	(864)	(2,278)
Fair value loss on derivative liabilities	—	—	—	—	—	(1,592)	(1,592)
Profit on the sale of non-current assets held for sale	—	(267)	—	—	1,635	7,172	8,540
Finance income	—	293	—	—	(1,193)	1,027	127
Finance cost	(1,506)	(14)	8	(119)	1,193	(1,064)	(1,502)
Profit (loss) before tax	53,238	(18)	243	(124)	560	(1,163)	52,736
Tax expense	(15,265)	(39)	9	—	51	(2,733)	(17,977)
Profit (loss) after tax	37,973	(57)	252	(124)	611	(3,896)	34,759
(1)	Other expenses include corporate and social responsibility of $823 as per note 11.

26Operating segments (continued)

Information about reportable segments (continued)

						Corporate
					Inter-group	and other
		South		E&E	eliminations	reconciling
As at June 30, 2025	Blanket	Africa	Bilboes	projects	adjustments	amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	61,991	4,935	—	1,236	(24)	20,383	88,521
Non-current (excluding intercompany)	207,497	1,305	—	102,791	(5,921)	(5,026)	300,646
Additions on property, plant and equipment (note 18)	17,425	183	56	—	(839)	671	17,496
Additions on evaluation and exploration assets (note 17)	—	—	—	3,891	—	—	3,891
Intercompany balances	55,126	23,572	1,969	—	(226,904)	146,237	—
Segment liabilities:
Current (excluding intercompany)	(43,983)	(4,403)	—	(2,522)	—	(2,863)	(53,771)
Non-current (excluding intercompany)	(68,107)	(175)	—	(4,219)	(23)	(1,217)	(73,741)
Intercompany balances	(12,334)	(41,610)	—	(82,099)	226,904	(90,861)	—